Segment information	12 Months Ended
Dec. 31, 2022
Segment information
Segment information

4 Segment information

Operating segments are components of an enterprise where separate financial information is available that is evaluated regularly by the Chief Operating Decision Maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s chief operating decision maker is its Board of Directors. The Group’s operating segments are managed separately because each operating segment represents a strategic business unit providing airport and non-airport services (“others”) to clients in different countries. The Group’s reportable operating segments are the six countries in which the Group currently operates, which are Argentina, Brazil, Uruguay, Armenia, Ecuador and Italy.

Within each reportable segment, the Group develops and operates airport concessions (“Airports”) and provides other services not directly related to airport concessions.

Assets, liabilities and results of sub-holding and/or holding companies are not allocated and are reported within the “Unallocated” column. This column also includes head office and group services.

The elimination of any intersegment revenues and other significant intercompany operations are included in the “Intrasegment Adjustments” column.

The performance of each reportable segment is measured by its adjusted EBITDA, defined, with respect to each segment, as net income before financial income, financial loss, inflation adjustment, income tax expense, depreciation and amortization for such segment (“Adjusted EBITDA”). The Adjusted EBITDA does not exclude the amortization of the intangible asset related to the fixed fee payable to the corresponding governments for the operation of the airport concessions.

In addition, the CODM considers each reportable segment’s Adjusted EBITDA before Construction Services margin as a relevant performance measure.

Adjusted EBITDA excluding Construction Services is defined, with respect to each segment, as net income before construction services revenue, financial income, construction services cost, financial loss, inflation adjustment, income tax expense, depreciation and amortization for such segment. The Adjusted EBITDA excluding construction services revenue and construction services cost (which are based on the principles of IFRIC 12) does not exclude the amortization of the intangible asset related to the fixed fee payable to the corresponding governments for the operation of airport concessions.

4 Segment information (Cont.)

Geographical information

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Intrasegment
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	adjustments	Unallocated	Total
Year ended December 31, 2022
Aeronautical revenue (*)	330,288	-	36,610	-	43,450	-	60,662	68,370	70,371	-	-	609,751
Non-aeronautical revenue (*)
Commercial revenue	308,114	232	52,700	-	36,289	19,882	145,059	25,060	32,449	(10,652)	3,412	612,545
Construction service revenue	124,210	-	-	-	13,169	-	1,819	2,769	7,829	-	-	149,796
Other revenue	-	-	-	-	13	-	-	-	6,558	(1,737)	1,737	6,571
Cost of services	(526,774)	(75)	(71,095)	-	(53,459)	(14,560)	(142,705)	(57,584)	(94,575)	9,477	(11,628)	(962,978)
Gross profit / (loss)	235,838	157	18,215	-	39,462	5,322	64,835	38,615	22,632	(2,912)	(6,479)	415,685
Selling, general and administrative expenses	(55,947)	(145)	(13,012)	(172)	(14,599)	(1,910)	(13,019)	(16,067)	(17,013)	2,912	(12,383)	(141,355)
Impairment loss of non-financial assets	-	-	-	-	-	-	-	-	(111)	-	-	(111)
Other operating income	15,857	2	16,254	-	159	-	175	91	4,796	-	6	37,340
Other operating expenses	(5,232)	-	(424)	-	(429)	(49)	(769)	(77)	-	-	(4)	(6,984)
Operating income / (loss)	190,516	14	21,033	(172)	24,593	3,363	51,222	22,562	10,304	-	(18,860)	304,575
Share of income / (loss) in associates	(24)	-	-	-	-	-	-	-	(257)	-	(689)	(970)
Amortization and depreciation	87,363	-	11,228	-	6,101	1,280	17,650	6,434	11,122	-	11,953	153,131
Adjusted Ebitda	277,855	14	32,261	(172)	30,694	4,643	68,872	28,996	21,169	-	(7,596)	456,736
Construction services revenue	(124,210)	-	-	-	(13,169)	-	(1,819)	(2,769)	(7,829)	-	-	(149,796)
Construction services cost	124,018	-	-	-	13,169	-	1,766	2,769	6,133	-	-	147,855
Adjusted Ebitda excluding Construction Services	277,663	14	32,261	(172)	30,694	4,643	68,819	28,996	19,473	-	(7,596)	454,795
Construction services revenue	124,210	-	-	-	13,169	-	1,819	2,769	7,829	-	-	149,796
Construction services cost	(124,018)	-	-	-	(13,169)	-	(1,766)	(2,769)	(6,133)	-	-	(147,855)
Adjusted Ebitda	277,855	14	32,261	(172)	30,694	4,643	68,872	28,996	21,169	-	(7,596)	456,736
Financial income												63,859
Financial loss												(196,405)
Inflation adjustment												19,459
Amortization and depreciation												(153,131)
Income before income tax												190,518
Income tax												(24,883)
Net income from continuing operations												165,635
Loss from discontinued operations												-
Net income for the year												165,635

Current assets	213,964	74	100,810	43	33,998	4,887	64,762	53,752	89,098	(60,562)	146,642	647,468
Non-current assets	1,600,511	30	675,108	-	158,248	8,240	169,030	56,025	255,354	(768)	266,541	3,188,320
Capital Expenditure	124,214	-	1,953	-	19,958	1,375	5,788	1,842	9,742	-	2	164,874
Current liabilities	226,136	35	211,308	-	19,258	3,131	22,110	47,447	137,057	(60,562)	70,399	676,319
Non-current liabilities	797,628	-	927,932	-	56,797	1,986	16,949	13,536	99,928	(768)	383,112	2,297,100

(*) Mainly includes revenues recognized over time, see Note 5.

4 Segment information (Cont.)

Geographical information (Cont.)

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Intrasegment
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	adjustments	Unallocated	Total
Year ended December 31, 2021
Aeronautical revenue (*)	94,881	-	24,121	-	14,564	-	45,312	46,456	37,475	-	-	262,809
Non-aeronautical revenue (*)
Commercial revenue	214,573	202	34,329	-	20,200	18,031	46,503	17,948	17,082	(9,037)	2,256	362,087
Construction service revenue	53,501	-	-	-	5,280	-	6,559	752	13,668	-	-	79,760
Other revenue	-	-	-	-	14	-	-	-	2,243	(806)	806	2,257
Cost of services	(326,974)	(68)	(59,198)	-	(35,903)	(11,635)	(56,791)	(44,371)	(83,149)	7,850	(12,142)	(622,381)
Gross profit / (loss)	35,981	134	(748)	-	4,155	6,396	41,583	20,785	(12,681)	(1,993)	(9,080)	84,532
Selling, general and administrative expenses	(38,338)	(145)	(8,228)	(143)	(7,674)	(1,362)	(11,173)	(11,703)	(13,053)	1,993	(12,236)	(102,062)
Impairment loss of non-financial assets	-	-	-	-	-	-	-	-	(371)	-	-	(371)
Other operating income	8,109	2	20,285	-	152	56	168	82	13,923	-	-	42,777
Other operating expenses	(14,925)	(8)	(2,191)	-	(119)	(66)	(703)	(13)	-	-	(391)	(18,416)
Operating (loss) / income	(9,173)	(17)	9,118	(143)	(3,486)	5,024	29,875	9,151	(12,182)	-	(21,707)	6,460
Share of income / (loss) in associates	-	-	-	-	-	-	-	-	91	-	(720)	(629)
Amortization and depreciation	74,743	-	9,999	-	11,112	1,056	14,411	7,000	12,290	-	12,890	143,501
Adjusted Ebitda	65,570	(17)	19,117	(143)	7,626	6,080	44,286	16,151	199	-	(9,537)	149,332
Construction services revenue	(53,501)	-	-	-	(5,280)	-	(6,559)	(752)	(13,668)	-	-	(79,760)
Construction services cost	53,378	-	-	-	5,280	-	6,368	752	11,675	-	-	77,453
Adjusted Ebitda excluding Construction Services	65,447	(17)	19,117	(143)	7,626	6,080	44,095	16,151	(1,794)	-	(9,537)	147,025
Construction services revenue	53,501	-	-	-	5,280	-	6,559	752	13,668	-	-	79,760
Construction services cost	(53,378)	-	-	-	(5,280)	-	(6,368)	(752)	(11,675)	-	-	(77,453)
Adjusted Ebitda	65,570	(17)	19,117	(143)	7,626	6,080	44,286	16,151	199	-	(9,537)	149,332
Financial income												28,080
Financial loss												(131,271)
Inflation adjustment												6,691
Amortization and depreciation												(143,501)
Loss before income tax												(90,669)
Income tax												(69,111)
Net loss from continuing operations												(159,780)
Loss from discontinued operations												(21,196)
Net loss for the year												(180,976)

Current assets	232,737	82	41,384	27	21,436	4,264	71,315	43,357	101,116	(60,620)	171,219	626,317
Non-current assets	1,395,707	27	670,006	114	144,164	7,863	148,838	57,798	274,947	(768)	295,618	2,994,314
Capital Expenditure	53,501	-	1,838	-	5,511	2,556	7,629	779	19,927	-	-	91,741
Current liabilities	284,442	40	328,750	-	12,345	3,180	30,067	35,749	117,933	(60,620)	90,401	842,287
Non-current liabilities	684,460	-	663,012	-	60,225	2,010	41,309	20,051	141,898	(768)	392,539	2,004,736

(*) Mainly includes revenues recognized over time, see Note 5.

4 Segment information (Cont.)

Geographical information (Cont.)

	Argentina		Brazil		Uruguay		Armenia	Ecuador	Italy	Intrasegment
	Airports	Others	Airports	Others	Airports	Others	Airports	Airports	Airports	adjustments	Unallocated	Total
Year ended December 31, 2020
Aeronautical revenue (*)	106,681	-	20,883	-	19,616	-	15,308	28,128	29,379	-	-	219,995
Non-aeronautical revenue (*)
Commercial revenue	147,599	184	30,510	-	19,890	15,536	22,396	13,002	16,799	(6,368)	165	259,713
Construction service revenue	95,793	-	-	-	9,281	-	1,730	8,611	10,363	-	-	125,778
Other revenue	-	-	-	-	56	-	-	-	1,777	(2,184)	2,221	1,870
Cost of services	(380,176)	(71)	(60,799)	-	(40,306)	(11,004)	(39,517)	(42,753)	(72,163)	7,118	(13,912)	(653,583)
Gross (loss) / profit	(30,103)	113	(9,406)	-	8,537	4,532	(83)	6,988	(13,845)	(1,434)	(11,526)	(46,227)
Selling, general and administrative expenses	(38,033)	(144)	(11,300)	(38)	(7,943)	(1,520)	(8,596)	(10,583)	(14,437)	1,357	(10,538)	(101,775)
Impairment loss of non-financial assets	-	-	(26,362)	-	-	-	-	-	-	-	(35,906)	(62,268)
Other operating income	6,522	3	34,829	-	281	117	129	256	11,968	-	-	54,105
Other operating expenses	(2,731)	(16)	(3,320)	-	(132)	(131)	(889)	(389)	18	77	(20)	(7,533)
Operating income / (loss)	(64,345)	(44)	(15,559)	(38)	743	2,998	(9,439)	(3,728)	(16,296)	-	(57,990)	(163,698)
Share of loss in associates	-	-	-	-	-	-	-	-	115	-	(1,782)	(1,667)
Amortization and depreciation	115,119	-	9,065	-	11,467	1,134	14,900	5,074	11,903	-	14,786	183,448
Adjusted Ebitda	50,774	(44)	(6,494)	(38)	12,210	4,132	5,461	1,346	(4,278)	-	(44,986)	18,083
Construction services revenue	(95,793)	-	-	-	(9,281)	-	(1,730)	(8,611)	(10,363)	-	-	(125,778)
Construction services cost	95,684	-	-	-	9,281	-	1,679	8,611	9,183	-	-	124,438
Adjusted Ebitda excluding Construction services	50,665	(44)	(6,494)	(38)	12,210	4,132	5,410	1,346	(5,458)	-	(44,986)	16,743
Construction services revenue	95,793	-	-	-	9,281	-	1,730	8,611	10,363	-	-	125,778
Construction services cost	(95,684)	-	-	-	(9,281)	-	(1,679)	(8,611)	(9,183)	-	-	(124,438)
Adjusted Ebitda	50,774	(44)	(6,494)	(38)	12,210	4,132	5,461	1,346	(4,278)	-	(44,986)	18,083
Financial income												35,697
Financial loss												(215,496)
Inflation adjustment												(26,532)
Amortization and depreciation												(183,448)
Income before income tax												(371,696)
Income tax												14,295
Net loss from continuing operations												(357,401)
Loss from discontinued operations												(4,492)
Net loss for the year												(361,893)

(*) Mainly includes revenues recognized over time, see Note 5.